Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103-7018
(215) 564-8000

Alan R. Gedrich
Direct Dial - (215) 564-8050
agedrich@stradley.com

June 9, 2014

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Alpha Architect ETF Trust
File Nos. 333-195493 and 811-22961
Registration Statement on Form N-1A

Dear Sir/Madam:

Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for Alpha Architect ETF Trust, (the “Trust”).  The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

The Pre-Effective Amendment is being filed for purposes of: (i) responding to comments received from the Staff of the SEC on the Trust’s initial Registration Statement on Form N-1A, which was filed with the SEC on April 25, 2014; and (ii) making certain other changes.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to J. Stephen Feinour, Jr. at (215) 564-8521.

Sincerely,

/s/ Alan R. Gedrich
  Alan R. Gedrich, Esquire